Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 5 - Commitments and Contingencies

A. Royalty commitments

The Company is obligated to pay royalties to the Office of the Chief Scientist of the Israeli Ministry of Industry and Trade (the "OCS") on revenues from certain product sales, where the research and development in respect of these products was undertaken with royalty bearing participations ("grants") from the OCS.

In general, the Company's obligation to pay royalties is as follows:

Projects approved prior to January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amount of grants received.

Projects approved after January 1999: 3.5% of the net sales until the cumulative amount of royalties paid equals 100% of the dollar-linked amounts of grants received, plus interest at the LIBOR rate.

Royalties are payable from the commencement of sales of each of these products.

As of December 31, 2012, total commitment payable to the OCS, including interest to date at the above rates, amounted to approximately $0.3 million for the Carrier solution products and approximately $0.4 million for the Company's other products of which approximately $0.1 million is recorded on the balance sheet as a liability due to the Company's requirement to pay the royalty on all sales related to that specific grant.
Royalty expenses to the OCS are classified as part of cost of sales (see Note 8).
B. Lease commitments

1.	Premises occupied by the Company and its US subsidiary are rented under various operating leases.

The lease agreements in Israel for the premises in Tel-Aviv and Rosh Ha'ayin expire in December 2013 and June 2015, respectively. The lease agreement for the premises in New Jersey is month-to-month and can be terminated upon 30 days notice. The lease agreement for the representative office in Beijing, China, expires in December 2013.

Minimum future rental payments due under the above leases (except for New Jersey), at rates in effect on December 31, 2012, are as follows:

Year ending December 31	US$ thousands
2013	472
2014	69
2015	34

575

Part of the lease agreements in Israel is secured by a bank guarantee in the amount of approximately $25,000.

Lease expense was $524,000, $460,000 and $394,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

2.
The Company has several operating leases in respect of motor vehicles. These lease agreements expire on various dates up to 2016. Minimum future lease payments due under the above leases on December 31, 2012, assuming no options are exercised, are as follows:

Year ending December 31	US$ thousands
2013	152
2014	141
2015	125
2016	30

448

Lease expense was $184,000, $233,000 and $244,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

C. Other commitments

As of December 31, 2012, bank guarantees in the amount of approximately $16 thousand have been issued, for VAT commitments and customs duty on importation.

D. Concentration of credit risk

Financial instruments that may subject the Company to significant concentrations of credit risk consist principally of cash investments and trade accounts receivable.
Cash and cash equivalents are deposited with major financial institutions in Israel and in the United States.

The Company grants credit to customers without generally requiring collateral or security. The Company performs ongoing credit evaluations of the financial condition of its customers. The risk of collection associated with certain trade receivables is reduced by The Israeli Credit Insurance Company (ICIC), the large number and geographical dispersion of the Company's customer base.

On significant sales and on sales in areas where there is a risk of collection, the Company secures the payment by a customer bank guarantee (L.C.) as applicable.

See also Note 9 for related party transactions.

E. Concentrations of business risk
Although the Company generally uses standard parts and components for products, certain key components used in the products are currently available from only one source, and others are available from a limited number of sources. Based on the Company's past history and its relationships with its suppliers, the Company believes that it will not experience delays in the supply of critical components in the future. If the Company experiences such delays and there is an insufficient inventory of critical components at that time, the Company's operations and financial results would be adversely affected.
F. Indemnification agreement

The Company undertakes to enter into an indemnification agreement with each of the Company's present and future serving directors and officers. The indemnification covers certain events and shall be no greater than the amount of coverage available to the Company's applicable liability insurance policy in effect at the time.